Acquisition - Narrative (Details) - Jul. 14, 2025 - WHOW Games GmbH € in Millions, $ in Millions	EUR (€)	USD ($)	EUR (€)
Disclosure of detailed information about business combination [line items]
Total cash purchase consideration		$ 64.3	€ 55.0
Performance-based incentive plan, term	24 months
Performance-based incentive plan, additional earn-out payment	€ 10.0
Annual additional earnout amount	€ 5.0